Consolidated Statements of Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Revenue	2,040,547	2,141,098	1,857,071	$ 324,210
Cost of materials and production	(328,159)	(341,787)	(320,945)	(52,139)
Gross profit	1,712,388	1,799,311	1,536,126	272,071
Operating expenses:
Research and development	(198,722)	(125,737)	(132,981)	(31,574)
Sales, marketing and distribution	(1,131,974)	(1,186,144)	(1,002,419)	(179,853)
General and administrative	(288,144)	(269,512)	(222,118)	(45,781)
Impairment loss on goodwill			(76,398)
Other operating income	50,000			7,944
Income from operations	143,548	217,918	102,210	22,807
Interest income	4,676	4,214	8,861	743
Interest expense	(42,342)	(19,920)	(12,126)	(6,727)
Foreign currency exchange gains, net	7,732	5,511	382	1,228
Other income	15,036	2,286	2,971	2,389
Equity in losses of equity method affiliated company	(12,192)	(14,716)	(56,532)	(1,937)
Earnings before income taxes	116,458	195,293	45,766	18,503
Income tax (expense) benefit	35,371	(10,640)	(16,897)	5,620
Net income	151,829	184,653	28,869	24,123
Less: net (income) loss attributable to the redeemable noncontrolling interest and noncontrolling interest	26,560	(12,242)	(2,441)	4,220
Net income attributable to Simcere Pharmaceutical Group	178,389	172,411	26,428	$ 28,343
Earnings per share:
Basic (in CNY and dollars per share)	1.63	1.59	0.23	$ 0.26
Diluted (in CNY and dollars per share)	1.61	1.55	0.23	$ 0.26